Revenue from contracts with customers - Changes in Contract Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	May 16, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	€ 10,359		€ 21,192
Current contract liabilities	7,917		21,192
Contract liabilities	2,442		0
PIPE Financing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	3,358	€ 3,358	€ 0
Current contract liabilities	916
Contract liabilities	€ 2,442